INVESTMENT IN LLCs - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2013 PartnershipUnit	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012 Central Platte Holdings [Member]	Sep. 30, 2013 Central Platte Holdings [Member]	Sep. 30, 2010 Central Platte Holdings [Member]	Sep. 30, 2010 NBH, LLC [Member]	Sep. 30, 2013 NBH, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Number of limited liability entities in which entity having membership	2
Company's investment					50.00%			50.00%
Time to build out for development					18 years
Weighting of Method 4 in final impairment analysis					0
Impairment charge		$ 200,000		$ 200,000		$ 2,000,000	$ 1,100,000
Impairment charge net of tax				123,000		1,200,000	693,000
Total carrying value of investment in LLCs	$ 16,499,000	$ 17,222,000			$ 15,132,000			$ 1,400,000